Consolidated Reported Provision for Income Taxes Differed from Statutory Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Taxes at Irish statutory rate of 12.5% (2016:12.5%; 2015:12.5%)	$ 41,007	$ 37,522	$ 34,856
Foreign and other income taxed at higher rates	6,324	4,642	4,614
Research & development tax incentives	(830)	(907)	(695)
Movement in valuation allowance	1,329	1,208	(4,133)
Effects of change in tax rates	925	576	(16)
Increase/(decrease) in unrecognized tax benefits	933	(1,521)	5,085
Impact of stock compensation	(9,917)	(4,121)	(3,468)
Impact of mandatory repatriation under US Tax Reform	7,694	0	0
Other	(896)	594	3,068
Provision for income taxes	$ 46,569	$ 37,993	$ 39,311
Irish statutory rate	12.50%	12.50%	12.50%